Risk/Return Supplement - Greater China Fund	12 Months Ended
Jan. 27, 2012
Risk/Return:
Supplement Text Block	NOMURA PARTNERS FUNDS, INC.

NOMURA PARTNERS FUNDS, INC.

THE JAPAN FUND

ASIA PACIFIC EX JAPAN FUND

INDIA FUND

GREATER CHINA FUND

GLOBAL EQUITY INCOME FUND

GLOBAL EMERGING MARKETS FUND

INTERNATIONAL EQUITY FUND

SUPPLEMENT DATED MAY 23, 2012

TO THE PROSPECTUS DATED JANUARY 27, 2012, AS AMENDED

1.	The disclosures below replace similar disclosures following the caption “Principal Investment Strategies” on page 15 of the prospectus:

Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of Chinese companies (companies located or having a principal trading market in China, Hong Kong or Taiwan) or instruments that have similar economic characteristics. Equity securities include common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. Nomura Asset Management Hong Kong Limited (“NAM Hong Kong”), on behalf of the Fund, uses a proprietary quantitative investment process together with fundamental analysis. NAM Hong Kong, on behalf of the Fund, may engage in active and frequent trading in seeking to achieve the Fund’s investment objective. The Fund does not limit its investments to companies of any particular industry or size and may invest a significant portion of its assets in smaller and less seasoned issuers.

1.	The caption “Non-Diversification Risk” and the disclosure following the caption within the section entitled “Principal Investment Risks” on page 15 of the prospectus are deleted in their entirety.